UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2022

FRANKLIN

INTERNATIONAL EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks maximum long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin International Equity Fund for the six-month reporting period ended March 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

II	Franklin International Equity Fund

Performance review

For the six months ended March 31, 2022, Class C shares of Franklin International Equity Fund, excluding sales charges, returned -3.45%. The Fund’s unmanaged benchmark, the MSCI EAFE Index (NR)i, returned -3.38% for the same period. The Lipper International Multi-Cap Core Funds Category Averageii returned -4.46% over the same time frame.

Performance Snapshot as of March 31, 2022 (unaudited)
(excluding sales charges)	6 months
Franklin International Equity Fund:
Class A	-3.08%
Class C	-3.45%
Class FI	-3.10%
Class R	-3.17%
Class I	-2.96%
Class IS	-2.93%
MSCI EAFE Index (NR)	-3.38%
Lipper International Multi-Cap Core Funds Category Average	-4.46%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 28, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.29%, 2.09%, 1.31%, 1.62%, 1.01% and 0.90%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.28% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.55% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for

Franklin International Equity Fund	III

Performance review (cont’d)

Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The MSCI EAFE Index (NR) is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. Net Returns (NR) include income net of tax withholding when dividends are paid.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 359 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Franklin International Equity Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2022 and September 30, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin International Equity Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2021 and held for the six months ended March 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-3.08%	$1,000.00	$969.20	1.24%	$6.09	Class A	5.00%	$1,000.00	$1,018.75	1.24%	$6.24
Class C	-3.45	1,000.00	965.50	2.05	10.05	Class C	5.00	1,000.00	1,014.71	2.05	10.30
Class FI	-3.10	1,000.00	969.00	1.27	6.23	Class FI	5.00	1,000.00	1,018.60	1.27	6.39
Class R	-3.17	1,000.00	968.30	1.55	7.61	Class R	5.00	1,000.00	1,017.20	1.55	7.80
Class I	-2.96	1,000.00	970.40	0.95	4.67	Class I	5.00	1,000.00	1,020.19	0.95	4.78
Class IS	-2.93	1,000.00	970.70	0.85	4.18	Class IS	5.00	1,000.00	1,020.69	0.85	4.28

2	Franklin International Equity Fund 2022 Semi-Annual Report

[1]	For the six months ended March 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Franklin International Equity Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2022

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.1%
Communication Services — 3.7%
Diversified Telecommunication Services — 1.2%
Koninklijke KPN NV	306,977	$1,066,136	(a)
Nippon Telegraph & Telephone Corp.	57,800	1,679,486	(a)
Total Diversified Telecommunication Services		2,745,622
Entertainment — 0.7%
Nintendo Co. Ltd.	3,500	1,765,970	(a)
Interactive Media & Services — 0.8%
Auto Trader Group PLC	68,993	571,134	(a)
Rightmove PLC	151,408	1,252,450	(a)
Total Interactive Media & Services		1,823,584
Media — 0.7%
CyberAgent Inc.	34,700	430,236	(a)
Eutelsat Communications SA	21,090	228,951	(a)
WPP PLC	75,172	983,718	(a)
Total Media		1,642,905
Wireless Telecommunication Services — 0.3%
SoftBank Group Corp.	18,436	829,198	(a)
Total Communication Services		8,807,279
Consumer Discretionary — 13.1%
Auto Components — 0.9%
Aisin Corp.	22,800	779,021	(a)
Cie Generale des Etablissements Michelin SCA	5,783	781,242	(a)
NGK Spark Plug Co. Ltd.	36,900	593,831	(a)
Total Auto Components		2,154,094
Automobiles — 2.3%
Isuzu Motors Ltd.	60,000	775,155	(a)
Mercedes-Benz Group AG, Registered Shares	27,755	1,949,418	(a)
Toyota Motor Corp.	115,445	2,068,025	(a)
Yamaha Motor Co. Ltd.	35,700	800,072	(a)
Total Automobiles		5,592,670
Distributors — 0.3%
Inchcape PLC	85,927	750,093	(a)
Hotels, Restaurants & Leisure — 0.4%
InterContinental Hotels Group PLC	13,000	880,320	(a)
Household Durables — 1.9%
Berkeley Group Holdings PLC	15,000	730,111	(a)
Rinnai Corp.	8,100	606,452	(a)
SEB SA	4,976	694,103	(a)

See Notes to Financial Statements.

4	Franklin International Equity Fund 2022 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Household Durables — continued
Sekisui House Ltd.	55,345	$1,073,114	(a)
Sony Group Corp.	13,142	1,356,399	(a)
Total Household Durables		4,460,179
Leisure Products — 0.5%
Sankyo Co. Ltd.	40,500	1,123,594	(a)
Multiline Retail — 1.5%
Canadian Tire Corp. Ltd., Class A Shares	8,200	1,238,117
Dollarama Inc.	23,500	1,332,760
Next PLC	13,878	1,094,357	(a)
Total Multiline Retail		3,665,234
Specialty Retail — 1.2%
H & M Hennes & Mauritz AB, Class B Shares	46,300	618,323	(a)
Industria de Diseno Textil SA	33,537	729,726	(a)
JD Sports Fashion PLC	372,875	722,073	(a)
Kingfisher PLC	237,038	791,080	(a)
Total Specialty Retail		2,861,202
Textiles, Apparel & Luxury Goods — 4.1%
adidas AG	4,857	1,134,189	(a)
Burberry Group PLC	35,000	764,300	(a)
Cie Financiere Richemont SA, Registered Shares	13,000	1,649,031	(a)
Hermes International	1,215	1,723,334	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,776	1,976,705	(a)
Pandora A/S	12,697	1,201,261	(a)
Puma SE	7,127	608,325	(a)
Swatch Group AG, Registered Shares	16,191	879,127	(a)
Total Textiles, Apparel & Luxury Goods		9,936,272
Total Consumer Discretionary		31,423,658
Consumer Staples — 11.1%
Beverages — 1.3%
Kirin Holdings Co. Ltd.	75,000	1,121,679	(a)
Remy Cointreau SA	3,500	721,120	(a)
Royal Unibrew A/S	5,828	541,717	(a)
Treasury Wine Estates Ltd.	85,000	728,089	(a)
Total Beverages		3,112,605
Food & Staples Retailing — 3.8%
Carrefour SA	50,335	1,091,954	(a)
Empire Co. Ltd., Class A Shares	45,200	1,603,142
George Weston Ltd.	10,400	1,280,710
Jeronimo Martins SGPS SA	41,189	986,756	(a)
Kesko oyj, Class B Shares	27,048	746,553	(a)

See Notes to Financial Statements.

Franklin International Equity Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Food & Staples Retailing — continued
Lawson Inc.	17,300	$661,189	(a)
Loblaw Cos. Ltd.	12,700	1,139,612
Sundrug Co. Ltd.	27,600	673,288	(a)
Tesco PLC	242,870	878,058	(a)
Total Food & Staples Retailing		9,061,262
Food Products — 3.4%
China Feihe Ltd.	210,000	206,819	(a)
Nestle SA, Registered Shares	46,259	6,005,381	(a)
Toyo Suisan Kaisha Ltd.	17,700	632,959	(a)
WH Group Ltd.	561,173	353,033	(a)
Yakult Honsha Co. Ltd.	16,500	880,684	(a)
Total Food Products		8,078,876
Personal Products — 1.5%
Kao Corp.	11,600	476,200	(a)
L’Oreal SA	5,413	2,166,639	(a)
Unilever PLC	20,816	942,224	(a)
Total Personal Products		3,585,063
Tobacco — 1.1%
Japan Tobacco Inc.	61,600	1,054,478	(a)
Swedish Match AB	218,266	1,641,807	(a)
Total Tobacco		2,696,285
Total Consumer Staples		26,534,091
Energy — 5.0%
Oil, Gas & Consumable Fuels — 5.0%
BP PLC	183,078	894,708	(a)
Eni SpA	126,735	1,858,073	(a)
Equinor ASA	34,660	1,300,552	(a)
Lundin Energy AB	24,615	1,043,542	(a)
Repsol SA	113,135	1,487,620	(a)
Shell PLC	45,981	1,261,892	(a)
Shell PLC	115,649	3,185,554	(a)
TotalEnergies SE	17,443	885,036	(a)
Total Energy		11,916,977
Financials — 17.4%
Banks — 7.7%
Banco Bilbao Vizcaya Argentaria SA	200,000	1,143,554	(a)
Banco Santander SA	508,858	1,726,537	(a)
Bank Leumi Le-Israel BM	173,474	1,862,253	(a)
Bank of Nova Scotia	15,000	1,075,071
Barclays PLC	566,683	1,100,844	(a)

See Notes to Financial Statements.

6	Franklin International Equity Fund 2022 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
BNP Paribas SA	39,436	$2,245,378	(a)
Danske Bank A/S	42,537	702,987	(a)
HSBC Holdings PLC	136,144	932,866	(a)
ING Groep NV	85,000	888,316	(a)
Lloyds Banking Group PLC	2,605,522	1,595,096	(a)
Natwest Group PLC	312,254	878,626	(a)
Nordea Bank Abp	144,600	1,489,051	(a)
Raiffeisen Bank International AG	25,000	353,400	(a)
Societe Generale SA	45,000	1,203,827	(a)
Sumitomo Mitsui Financial Group Inc.	40,000	1,276,569	(a)
Total Banks		18,474,375
Capital Markets — 2.5%
3i Group PLC	50,000	904,446	(a)
Deutsche Bank AG, Registered Shares	80,000	1,021,527	*(a)
Deutsche Boerse AG	4,626	831,009	(a)
Nomura Holdings Inc.	200,700	841,030	(a)
SBI Holdings Inc.	31,300	791,010	(a)
UBS Group AG, Registered Shares	80,954	1,581,599	(a)
Total Capital Markets		5,970,621
Insurance — 7.2%
AIA Group Ltd.	143,800	1,505,504	(a)
Allianz SE, Registered Shares	10,640	2,540,773	(a)
ASR Nederland NV	21,486	998,350	(a)
Direct Line Insurance Group PLC	257,071	926,749	(a)
Great-West Lifeco Inc.	25,400	748,499
Japan Post Holdings Co. Ltd.	127,100	933,603	(a)
Japan Post Insurance Co. Ltd.	48,600	850,152	(a)
Legal & General Group PLC	383,262	1,359,001	(a)
Manulife Financial Corp.	61,600	1,313,647
MS&AD Insurance Group Holdings Inc.	30,900	1,003,952	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
Registered Shares	7,387	1,978,729	(a)
NN Group NV	25,615	1,291,016	(a)
SCOR SE	28,285	909,110	(a)
T&D Holdings Inc.	58,200	789,587	(a)
Total Insurance		17,148,672
Total Financials		41,593,668

See Notes to Financial Statements.

Franklin International Equity Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care — 11.4%
Biotechnology — 0.6%
CSL Ltd.	2,373	$471,271	(a)
Genmab A/S	2,891	1,047,297	*(a)
Total Biotechnology		1,518,568
Health Care Equipment & Supplies — 1.6%
BioMerieux	4,166	444,040	(a)
DiaSorin SpA	3,932	615,680	(a)
Hoya Corp.	7,800	890,072	(a)
Sonova Holding AG, Registered Shares	2,500	1,042,752	(a)
Straumann Holding AG, Registered Shares	461	737,666	(a)
Total Health Care Equipment & Supplies		3,730,210
Health Care Providers & Services — 0.2%
Sonic Healthcare Ltd.	20,000	526,642	(a)
Life Sciences Tools & Services — 0.5%
Sartorius Stedim Biotech	2,891	1,184,869	(a)
Pharmaceuticals — 8.5%
Astellas Pharma Inc.	71,700	1,123,992	(a)
AstraZeneca PLC	9,824	1,302,773	(a)
Chugai Pharmaceutical Co. Ltd.	40,600	1,357,799	(a)
GlaxoSmithKline PLC	63,759	1,374,895	(a)
Merck KGaA	5,000	1,047,144	(a)
Nippon Shinyaku Co. Ltd.	8,600	584,742	(a)
Novartis AG, Registered Shares	23,696	2,078,174	(a)
Novo Nordisk A/S, Class B Shares	40,821	4,520,790	(a)
Ono Pharmaceutical Co. Ltd.	35,600	894,078	(a)
Roche Holding AG	13,000	5,141,179	(a)
Sanofi	9,500	968,851	(a)
Total Pharmaceuticals		20,394,417
Total Health Care		27,354,706
Industrials — 15.0%
Aerospace & Defense — 0.5%
Airbus SE	9,000	1,087,862	*(a)
Air Freight & Logistics — 0.6%
Royal Mail PLC	173,474	742,986	(a)
Yamato Holdings Co. Ltd.	34,700	649,595	(a)
Total Air Freight & Logistics		1,392,581
Building Products — 0.7%
Cie de Saint-Gobain	27,218	1,619,746	(a)

See Notes to Financial Statements.

8	Franklin International Equity Fund 2022 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Electrical Equipment — 0.8%
ABB Ltd., Registered Shares	26,000	$841,192	(a)
Signify NV	25,646	1,195,832	(a)
Total Electrical Equipment		2,037,024
Industrial Conglomerates — 0.9%
Jardine Matheson Holdings Ltd.	18,300	1,003,721	(a)
Siemens AG, Registered Shares	8,558	1,185,816	(a)
Total Industrial Conglomerates		2,189,537
Machinery — 4.6%
Aalberts NV	21,857	1,129,641	(a)
Amada Co. Ltd.	81,300	716,494	(a)
Atlas Copco AB, Class A Shares	37,470	1,944,637	(a)
CNH Industrial NV	65,208	1,032,509	(a)
Daimler Truck Holding AG	13,877	385,531	*(a)
GEA Group AG	26,599	1,098,978	(a)
IMI PLC	52,041	927,488	(a)
Iveco Group NV	13,041	84,739	*(a)
NGK Insulators Ltd.	40,000	571,077	(a)
Schindler Holding AG	3,123	665,833	(a)
Spirax-Sarco Engineering PLC	5,647	925,389	(a)
Trelleborg AB, Class B Shares	28,912	668,373	(a)
Valmet oyj	25,442	789,776	(a)
Total Machinery		10,940,465
Marine — 1.4%
A.P. Moller - Maersk A/S, Class B Shares	552	1,663,810	(a)
Kuehne + Nagel International AG, Registered Shares	3,470	983,211	(a)
ZIM Integrated Shipping Services Ltd.	10,400	756,184
Total Marine		3,403,205
Professional Services — 0.9%
Bureau Veritas SA	35,243	1,006,656	(a)
Wolters Kluwer NV	12,000	1,277,394	(a)
Total Professional Services		2,284,050
Trading Companies & Distributors — 4.2%
AerCap Holdings NV	15,181	763,301	*
Ashtead Group PLC	26,599	1,676,751	(a)
Bunzl PLC	31,429	1,221,968	(a)
Howden Joinery Group PLC	63,504	636,942	(a)
ITOCHU Corp.	30,000	1,017,661	(a)
Mitsubishi Corp.	61,345	2,311,362	(a)
Mitsui & Co. Ltd.	93,799	2,555,058	(a)
Total Trading Companies & Distributors		10,183,043

See Notes to Financial Statements.

Franklin International Equity Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Transportation Infrastructure — 0.4%
Kamigumi Co. Ltd.	49,800	$896,476	(a)
Total Industrials		36,033,989
Information Technology — 9.5%
Communications Equipment — 1.2%
Nokia Oyj	245,807	1,353,140	*(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	166,300	1,521,642	(a)
Total Communications Equipment		2,874,782
Electronic Equipment, Instruments & Components — 0.3%
Nippon Electric Glass Co. Ltd.	29,146	645,659	(a)
Semiconductors & Semiconductor Equipment — 3.9%
ASML Holding NV	8,322	5,550,770	(a)
BE Semiconductor Industries NV	9,082	773,124	(a)
Tokyo Electron Ltd.	3,500	1,797,160	(a)
United Microelectronics Corp.	700,000	1,292,723	(a)
Total Semiconductors & Semiconductor Equipment		9,413,777
Software — 2.6%
Check Point Software Technologies Ltd.	14,254	1,970,758	*
Nice Ltd.	3,495	765,092	*(a)
Open Text Corp.	14,900	631,804
Sage Group PLC	93,881	860,920	(a)
SAP SE	10,891	1,215,254	(a)
SimCorp A/S	10,640	774,959	(a)
Total Software		6,218,787
Technology Hardware, Storage & Peripherals — 1.5%
Brother Industries Ltd.	53,300	970,606	(a)
Lite-On Technology Corp.	575,000	1,362,288	(a)
Logitech International SA, Registered Shares	18,504	1,371,357	(a)
Total Technology Hardware, Storage & Peripherals		3,704,251
Total Information Technology		22,857,256
Materials — 7.8%
Chemicals — 1.8%
Covestro AG	12,000	606,338	(a)
Mitsubishi Gas Chemical Co. Inc.	57,800	981,344	(a)
Mitsui Chemicals Inc.	27,800	700,299	(a)
Nitto Denko Corp.	14,000	1,003,342	(a)
Sumitomo Chemical Co. Ltd.	244,700	1,121,724	(a)
Total Chemicals		4,413,047
Construction Materials — 0.3%
Taiheiyo Cement Corp.	36,200	597,132	(a)

See Notes to Financial Statements.

10	Franklin International Equity Fund 2022 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Metals & Mining — 5.7%
ArcelorMittal SA	22,467	$ 722,162	(a)
BHP Group Ltd.	51,171	1,961,901	(a)
BlueScope Steel Ltd.	77,855	1,203,061	(a)
Evraz PLC	161,909	0 (a)(b	)(c)
Glencore PLC	406,640	2,642,660	(a)
Jindal Steel & Power Ltd.	208,169	1,449,447	(a)
Lynas Rare Earths Ltd.	89,735	711,298	*(a)
Norsk Hydro ASA	122,455	1,193,225	(a)
Rio Tinto PLC	40,477	3,210,876	(a)
thyssenkrupp AG	55,512	478,206	*(a)
Total Metals & Mining		13,572,836
Total Materials		18,583,015
Real Estate — 2.3%
Equity Real Estate Investment Trusts (REITs) — 0.4%
Stockland	270,000	852,296	(a)
Real Estate Management & Development — 1.9%
CK Asset Holdings Ltd.	200,500	1,370,361	(a)
Daito Trust Construction Co. Ltd.	8,800	933,676	(a)
Daiwa House Industry Co. Ltd.	34,700	906,564	(a)
Sun Hung Kai Properties Ltd.	65,000	774,290	(a)
Swire Pacific Ltd., Class A Shares	108,000	659,039	(a)
Total Real Estate Management & Development		4,643,930
Total Real Estate		5,496,226
Utilities — 1.8%
Electric Utilities — 0.8%
Iberdrola SA	90,000	979,592	(a)
SSE PLC	46,259	1,059,210	(a)
Total Electric Utilities		2,038,802
Gas Utilities — 0.4%
Tokyo Gas Co. Ltd.	50,000	915,918	(a)
Multi-Utilities — 0.6%
Centrica PLC	500,000	523,376	*(a)
Engie SA	69,389	909,580	(a)
Total Multi-Utilities		1,432,956
Total Utilities		4,387,676
Total Common Stocks (Cost — $216,942,268)		234,988,541

See Notes to Financial Statements.

Franklin International Equity Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Preferred Stocks — 0.4%
Health Care — 0.4%
Health Care Equipment & Supplies — 0.4%
Sartorius AG (Cost — $711,227)	0.314%	1,966	$873,119	(a)(d)
Total Investments before Short-Term Investments (Cost — $217,653,495)			235,861,660
Short-Term Investments — 0.8%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,932,117)	0.172%	1,932,117	1,932,117
Total Investments — 99.3% (Cost — $219,585,612)			237,793,777
Other Assets in Excess of Liabilities — 0.7%			1,717,085
Total Net Assets — 100.0%			$239,510,862

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	The rate shown represents the yield as of March 31, 2022.

See Notes to Financial Statements.

12	Franklin International Equity Fund 2022 Semi-Annual Report

Franklin International Equity Fund

Summary of Investments by Country**
Japan	21.0%
United Kingdom	13.1
Switzerland	9.7
France	9.2
Netherlands	7.8
Germany	7.1
Australia	5.2
Denmark	4.4
Canada	4.4
Sweden	3.1
Spain	2.6
Hong Kong	2.4
Israel	2.3
Finland	1.8
Taiwan	1.1
Italy	1.1
Norway	1.1
India	0.6
Portugal	0.4
Ireland	0.3
Luxembourg	0.3
Austria	0.1
China	0.1
Russia	0.0 †
Short-Term Investments	0.8
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2022 and are subject to change.

†	Represents less than 0.1%.

See Notes to Financial Statements.

Franklin International Equity Fund 2022 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

March 31, 2022

Assets:
Investments, at value (Cost — $219,585,612)	$237,793,777
Foreign currency, at value (Cost — $141,623)	140,666
Receivable for securities sold	2,423,249
Dividends receivable	2,031,535
Receivable for Fund shares sold	1,598
Other assets	154,309
Prepaid expenses	23,707
Total Assets	242,568,841

Liabilities:
Payable for securities purchased	2,515,141
Trustees’ fees payable	156,463
Investment management fee payable	143,613
Accrued foreign capital gains tax	107,731
Service and/or distribution fees payable	8,672
Payable for Fund shares repurchased	2,089
Accrued expenses	124,270
Total Liabilities	3,057,979
Total Net Assets	$239,510,862

Net Assets:
Par value (Note 7)	$145
Paid-in capital in excess of par value	216,873,120
Total distributable earnings (loss)	22,637,597
Total Net Assets	$239,510,862

See Notes to Financial Statements.

14	Franklin International Equity Fund 2022 Semi-Annual Report

Net Assets:
Class A	$25,091,180
Class C	$2,945,147
Class FI	$2,591,760
Class R	$977,197
Class I	$8,755,657
Class IS	$199,149,921

Shares Outstanding:
Class A	1,574,184
Class C	180,865
Class FI	155,092
Class R	58,287
Class I	524,878
Class IS	11,972,905

Net Asset Value:
Class A (and redemption price)	$15.94
Class C*	$16.28
Class FI (and redemption price)	$16.71
Class R (and redemption price)	$16.77
Class I (and redemption price)	$16.68
Class IS (and redemption price)	$16.63
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$16.91

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin International Equity Fund 2022 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended March 31, 2022

Investment Income:
Dividends	$4,077,553
Less: Foreign taxes withheld	(419,642)
Total Investment Income	3,657,911

Expenses:
Investment management fee (Note 2)	936,155
Service and/or distribution fees (Notes 2 and 5)	54,780
Registration fees	48,550
Fund accounting fees	39,066
Transfer agent fees (Note 5)	30,524
Audit and tax fees	20,090
Legal fees	15,525
Custody fees	14,358
Trustees’ fees	8,310
Shareholder reports	5,339
Interest expense	1,147
Insurance	778
Fees recaptured by investment manager (Note 2)	420
Miscellaneous expenses	6,429
Total Expenses	1,181,471
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(36,087)
Net Expenses	1,145,384
Net Investment Income	2,512,527

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	3,242,476
Foreign currency transactions	(6,390)
Net Realized Gain	3,236,086
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(12,922,302)	‡
Foreign currencies	2,189
Change in Net Unrealized Appreciation (Depreciation)	(12,920,113)
Net Loss on Investments and Foreign Currency Transactions	(9,684,027)
Decrease in Net Assets From Operations	$(7,171,500)

‡	Net of change in accrued foreign capital gains tax of $68,014.

See Notes to Financial Statements.

16	Franklin International Equity Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2022 (unaudited) and the Year Ended September 30, 2021	2022	2021

Operations:
Net investment income	$2,512,527	$4,748,409
Net realized gain	3,236,086	22,032,462
Change in net unrealized appreciation (depreciation)	(12,920,113)	27,725,335
Increase (Decrease) in Net Assets From Operations	(7,171,500)	54,506,206

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,274,234)	(4,150,005)
Decrease in Net Assets From Distributions to Shareholders	(15,274,234)	(4,150,005)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,573,708	46,927,515
Reinvestment of distributions	15,217,634	3,950,011
Cost of shares repurchased	(10,338,892)	(75,049,121)
Increase (Decrease) in Net Assets From Fund Share Transactions	12,452,450	(24,171,595)
Increase (Decrease) in Net Assets	(9,993,284)	26,184,606

Net Assets:
Beginning of period	249,504,146	223,319,540
End of period	$239,510,862	$249,504,146

See Notes to Financial Statements.

Franklin International Equity Fund 2022 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$17.51	$14.16	$14.86	$16.03	$16.43	$13.98

Income (loss) from operations:
Net investment income	0.14	0.28	0.21	0.36	0.31	0.26
Net realized and unrealized gain (loss)	(0.65)	3.31	(0.55)	(1.18)	(0.29)	2.50
Total income (loss) from operations	(0.51)	3.59	(0.34)	(0.82)	0.02	2.76

Less distributions from:
Net investment income	(0.33)	(0.24)	(0.28)	(0.35)	(0.42)	(0.31)
Net realized gains	(0.73)	—	(0.08)	—	—	—
Total distributions	(1.06)	(0.24)	(0.36)	(0.35)	(0.42)	(0.31)

Net asset value, end of period	$15.94	$17.51	$14.16	$14.86	$16.03	$16.43
Total return[3]	(3.08)%	25.53%	(2.44)%	(5.00)%	0.10%	20.16%

Net assets, end of period (000s)	$25,091	$26,636	$25,030	$28,031	$11,678	$12,308

Ratios to average net assets:
Gross expenses	1.26%[4]	1.29%	1.30%	1.36%[5]	1.34%[5]	1.24%
Net expenses[6,7]	1.24 [4]	1.24	1.24	1.27 [5]	1.29 [5]	1.20
Net investment income	1.69 [4]	1.68	1.45	2.46	1.90	1.76

Portfolio turnover rate	15%	41%	49%	50%	27%	49%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to May 21, 2021, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	Franklin International Equity Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 17.76	$ 14.35	$ 14.90	$ 16.02	$16.40	$13.94

Income (loss) from operations:
Net investment income	0.07	0.13	0.08	0.18	0.18	0.13
Net realized and unrealized gain (loss)	(0.66)	3.37	(0.55)	(1.08)	(0.29)	2.51
Total income (loss) from operations	(0.59)	3.50	(0.47)	(0.90)	(0.11)	2.64

Less distributions from:
Net investment income	(0.16)	(0.09)	—	(0.22)	(0.27)	(0.18)
Net realized gains	(0.73)	—	(0.08)	—	—	—
Total distributions	(0.89)	(0.09)	(0.08)	(0.22)	(0.27)	(0.18)

Net asset value, end of period	$ 16.28	$ 17.76	$ 14.35	$ 14.90	$16.02	$16.40
Total return[3]	(3.45)%	24.49%	(3.14)%	(5.60)%	(0.72)%	19.17%

Net assets, end of period (000s)	$ 2,945	$ 3,132	$ 3,955	$ 7,971	$31,696	$38,169

Ratios to average net assets:
Gross expenses	2.09%[4]	2.09%	2.05%	2.11%[5]	2.10%[5]	2.12%[5]
Net expenses[6,7]	2.05 [4]	2.04	1.99	2.00 [5]	2.05 [5]	2.05 [5]
Net investment income	0.86 [4]	0.75	0.55	1.25	1.08	0.88

Portfolio turnover rate	15%	41%	49%	50%	27%	49%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin International Equity Fund 2022 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 18.30	$ 14.77	$ 15.48	$ 16.65	$ 17.05	$ 14.50

Income (loss) from operations:
Net investment income	0.14	0.27	0.20	0.32	0.30	0.26
Net realized and unrealized gain (loss)	(0.68)	3.47	(0.57)	(1.17)	(0.28)	2.59
Total income (loss) from operations	(0.54)	3.74	(0.37)	(0.85)	0.02	2.85

Less distributions from:
Net investment income	(0.32)	(0.21)	(0.26)	(0.32)	(0.42)	(0.30)
Net realized gains	(0.73)	—	(0.08)	—	—	—
Total distributions	(1.05)	(0.21)	(0.34)	(0.32)	(0.42)	(0.30)

Net asset value, end of period	$ 16.71	$ 18.30	$ 14.77	$ 15.48	$ 16.65	$ 17.05
Total return[3]	(3.10)%	25.52%	(2.49)%	(5.04)%	0.08%	20.12%

Net assets, end of period (000s)	$ 2,592	$ 2,897	$ 3,639	$ 4,826	$ 6,540	$ 8,469

Ratios to average net assets:
Gross expenses	1.30%[4]	1.31%	1.33%	1.38%[5]	1.35%[5]	1.33%[5]
Net expenses[6,7]	1.27 [4]	1.26	1.27	1.28 [5]	1.30 [5]	1.28 [5]
Net investment income	1.63 [4]	1.57	1.36	2.12	1.74	1.69

Portfolio turnover rate	15%	41%	49%	50%	27%	49%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	Franklin International Equity Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$18.17	$ 14.69	$ 15.38	$ 16.57	$ 17.00	$ 14.47

Income (loss) from operations:
Net investment income	0.11	0.20	0.16	0.29	0.31	0.28
Net realized and unrealized gain (loss)	(0.66)	3.46	(0.56)	(1.18)	(0.33)	2.53
Total income (loss) from operations	(0.55)	3.66	(0.40)	(0.89)	(0.02)	2.81

Less distributions from:
Net investment income	(0.12)	(0.18)	(0.21)	(0.30)	(0.41)	(0.28)
Net realized gains	(0.73)	—	(0.08)	—	—	—
Total distributions	(0.85)	(0.18)	(0.29)	(0.30)	(0.41)	(0.28)

Net asset value, end of period	$16.77	$ 18.17	$ 14.69	$ 15.38	$ 16.57	$ 17.00
Total return[3]	(3.17)%	25.08%	(2.77)%	(5.23)%	(0.14)%	19.79%

Net assets, end of period (000s)	$977	$ 1,136	$ 3,199	$ 4,228	$ 4,971	$ 3,228

Ratios to average net assets:
Gross expenses	1.79%[4]	1.62%	1.65%[5]	1.64%[5]	1.65%[5]	1.64%[5]
Net expenses[6,7]	1.55 [4]	1.55	1.55 [5]	1.55 [5]	1.55 [5]	1.54 [5]
Net investment income	1.26 [4]	1.16	1.10	1.93	1.80	1.76

Portfolio turnover rate	15%	41%	49%	50%	27%	49%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin International Equity Fund 2022 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$18.30	$14.78	$15.49	$16.68	$17.06	$14.52

Income (loss) from operations:
Net investment income	0.17	0.28	0.25	0.39	0.39	0.31
Net realized and unrealized gain (loss)	(0.68)	3.52	(0.56)	(1.19)	(0.32)	2.58
Total income (loss) from operations	(0.51)	3.80	(0.31)	(0.80)	0.07	2.89

Less distributions from:
Net investment income	(0.38)	(0.28)	(0.32)	(0.39)	(0.45)	(0.35)
Net realized gains	(0.73)	—	(0.08)	—	—	—
Total distributions	(1.11)	(0.28)	(0.40)	(0.39)	(0.45)	(0.35)

Net asset value, end of period	$16.68	$18.30	$14.78	$15.49	$16.68	$17.06
Total return[3]	(2.96)%	25.92%	(2.21)%	(4.62)%	0.41%	20.44%

Net assets, end of period (000s)	$8,756	$9,397	$21,116	$25,660	$26,068	$23,554

Ratios to average net assets:
Gross expenses	0.98%[4,5]	1.01%	1.04%[5]	1.05%[5]	1.03%	1.02%
Net expenses[6,7]	0.95 [4,5]	0.95	0.95 [5]	0.95 [5]	0.95	0.95
Net investment income	1.96 [4]	1.60	1.72	2.58	2.27	2.01

Portfolio turnover rate	15%	41%	49%	50%	27%	49%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	Franklin International Equity Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$18.27	$14.76	$15.46	$16.66	$17.04	$14.50

Income (loss) from operations:
Net investment income	0.18	0.37	0.29	0.37	0.40	0.32
Net realized and unrealized gain (loss)	(0.69)	3.43	(0.58)	(1.16)	(0.31)	2.59
Total income (loss) from operations	(0.51)	3.80	(0.29)	(0.79)	0.09	2.91

Less distributions from:
Net investment income	(0.40)	(0.29)	(0.33)	(0.41)	(0.47)	(0.37)
Net realized gains	(0.73)	—	(0.08)	—	—	—
Total distributions	(1.13)	(0.29)	(0.41)	(0.41)	(0.47)	(0.37)

Net asset value, end of period	$16.63	$18.27	$14.76	$15.46	$16.66	$17.04
Total return[3]	(2.93)%	26.02%	(2.06)%	(4.57)%	0.50%	20.59%

Net assets, end of period (millions)	$199	$206	$165	$145	$216	$218

Ratios to average net assets:
Gross expenses	0.88%[4]	0.90%	0.91%[5]	0.92%[5]	0.90%[5]	0.89%[5]
Net expenses[6,7]	0.85 [4]	0.85	0.85 [5]	0.85 [5]	0.85 [5]	0.85 [5]
Net investment income	2.08 [4]	2.11	1.95	2.43	2.32	2.10

Portfolio turnover rate	15%	41%	49%	50%	27%	49%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin International Equity Fund 2022 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

24	Franklin International Equity Fund 2022 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Franklin International Equity Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$2,570,877	$28,852,781	—		$31,423,658
Consumer Staples	4,023,464	22,510,627	—		26,534,091
Financials	3,137,217	38,456,451	—		41,593,668
Industrials	1,519,485	34,514,504	—		36,033,989
Information Technology	2,602,562	20,254,694	—		22,857,256
Materials	—	18,583,015	$0	**	18,583,015
Other Common Stocks	—	57,962,864	—		57,962,864
Preferred Stocks	—	873,119	—		873,119
Total Long-Term Investments	13,853,605	222,008,055	0	**	235,861,660
Short-Term Investments†	1,932,117	—	—		1,932,117
Total Investments	$15,785,722	$222,008,055	$0	**	$237,793,777

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

**	Amount represents less than $1.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

26	Franklin International Equity Fund 2022 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Franklin International Equity Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of March 31, 2022, there were $107,731 of capital gains tax liabilities accrued on unrealized gains.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 66 2/3% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.05%, 1.30%, 1.55%, 0.95% and 0.85%, respectively. In

28	Franklin International Equity Fund 2022 Semi-Annual Report

addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended March 31, 2022, fees waived and/or expenses reimbursed amounted to $36,087.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2022	$17,482	$20,986	$4,773	$4,227	$24,560	$122,663
Expires September 30, 2023	16,024	3,461	2,686	3,532	21,939	110,350
Expires September 30, 2024	12,741	1,739	1,448	2,307	9,448	85,027
Expires September 30, 2025	3,534	599	373	1,390	1,225	28,433
Total fee waivers/expense reimbursements subject to recapture	$49,781	$26,785	$9,280	$11,456	$57,172	$346,473

For the six months ended March 31, 2022, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class I
LMPFA recaptured	$420

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Franklin International Equity Fund 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,013
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2022, Franklin Resources and its affiliates owned 81% of the Fund.

3. Investments

During the six months ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$37,436,865
Sales	37,610,258

At March 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$219,585,612	$35,934,352	$(17,726,187)	$18,208,165

4. Derivative instruments and hedging activities

During the six months ended March 31, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

30	Franklin International Equity Fund 2022 Semi-Annual Report

For the six months ended March 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$32,807	†	$17,806
Class C	15,634		3,294
Class FI	3,464	†	2,421
Class R	2,875		2,388
Class I	—		4,102
Class IS	—		513
Total	$54,780		$30,524

†

Amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2022, the service and/or distribution fees reimbursed amounted to $3 and $1 for Class A and Class FI shares, respectively.

For the six months ended March 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,592
Class C	606
Class FI	380
Class R	1,392
Class I	1,244
Class IS	28,873
Total	$36,087

6. Distributions to shareholders by class

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Net Investment Income:
Class A	$492,507	$413,626
Class A2†	—	16,029
Class C	29,272	25,224
Class FI	48,173	46,123
Class R	7,281	38,438
Class I	186,399	367,153
Class IS	4,536,375	3,243,412
Total	$5,300,007	$4,150,005

Franklin International Equity Fund 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Net Realized Gains:
Class A	$1,098,202	—
Class A2†	—	—
Class C	131,406	—
Class FI	110,082	—
Class R	46,078	—
Class I	362,220	—
Class IS	8,226,239	—
Total	$9,974,227	—

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Shares of beneficial interest

At March 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	59,276	$980,562	171,274	$2,969,128
Shares issued on reinvestment	95,018	1,551,643	25,571	400,189
Shares repurchased	(101,461)	(1,716,765)	(443,170)	(7,519,684)
Net increase (decrease)	52,833	$815,440	(246,325)	$(4,150,367)
Class A2†
Shares sold	—	—	7,830	$125,710
Shares issued on reinvestment	—	—	1,029	16,029
Shares repurchased	—	—	(88,008)	(1,529,342)
Net decrease	—	—	(79,149)	$(1,387,603)
Class C
Shares sold	12,529	$219,662	13,688	$241,742
Shares issued on reinvestment	9,491	158,688	1,543	24,665
Shares repurchased	(17,447)	(300,112)	(114,533)	(1,986,593)
Net increase (decrease)	4,573	$78,238	(99,302)	$(1,720,186)

32	Franklin International Equity Fund 2022 Semi-Annual Report

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class FI
Shares sold	573	$10,405	2,019	$34,171
Shares issued on reinvestment	8,916	152,635	2,742	44,862
Shares repurchased	(12,681)	(232,002)	(92,776)	(1,535,429)
Net decrease	(3,192)	$(68,962)	(88,015)	$(1,456,396)
Class R
Shares sold	5,582	$99,003	16,365	$284,426
Shares issued on reinvestment	3,104	53,359	2,359	38,438
Shares repurchased	(12,886)	(212,178)	(173,992)	(3,177,310)
Net decrease	(4,200)	$(59,816)	(155,268)	$(2,854,446)
Class I
Shares sold	70,758	$1,232,230	89,165	$1,496,580
Shares issued on reinvestment	31,558	538,695	11,184	182,416
Shares repurchased	(91,027)	(1,594,815)	(1,015,348)	(17,805,087)
Net increase (decrease)	11,289	$176,110	(914,999)	$(16,126,091)
Class IS
Shares sold	282,859	$5,031,846	2,249,631	$41,775,758
Shares issued on reinvestment	749,860	12,762,614	199,349	3,243,412
Shares repurchased	(354,257)	(6,283,020)	(2,353,571)	(41,495,676)
Net increase	678,462	$11,511,440	95,409	$3,523,494

†

On June 24, 2021, the Fund converted 60,940 Class A2 shares into 60,566 Class A shares, valued at $1,086,556. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2022.

Franklin International Equity Fund 2022 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in

34	Franklin International Equity Fund 2022 Semi-Annual Report

significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at March 31, 2022.

Franklin International Equity Fund 2022 Semi-Annual Report	35

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

36	Franklin International Equity Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Franklin International Equity Fund	37

Franklin

International Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Franklin International Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Franklin International Equity Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM- FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin International Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX012837 5/22 SR22-4406

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 25, 2022